Other Liabilities, Provisions, Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2020
IFRS Text Block [Abstract]
Schedule of Other Current Financial Liabilities

	December 31,		December 31,
	2020		2019
Sundry creditors	Ps.	11,895	Ps.	11,509
Derivative financial instruments (see Note 21)		1,127		848
Other notes payable (1)		—		11,294
Others		3		4
Total	Ps.	13,025	Ps.	23,655
(1)	Related to Socofar’s put option exercised on December 13, 2019.

Schedule of Provisions and Other Non-Current Liabilities

	December 31,		December 31,
	2020		2019
Contingencies	Ps.	6,303	Ps.	8,854
Payable taxes		651		710
Others		2,586		879
Total	Ps.	9,540	Ps.	10,443

Schedule of Other Financial Liabilities

	December 31,		December 31,
	2020		2019
Derivative financial instruments (see Note 21)	Ps.	3,743	Ps.	1,672
Security deposits		1,279		809
Total	Ps.	5,022	Ps.	2,481

Schedule of Provisions Recorded in the Statement of Financial Position
	December 31,		December 31,
	2020		2019
Indirect taxes	Ps.	3,153	Ps.	5,062
Labor		1,857		2,455
Legal		1,293		1,337
Total (1)	Ps.	6,303	Ps.	8,854
(1)	As it is customary in Brazil, the Company is required to guarantee tax, legal and labor contingencies by guarantee deposits. See Note 14.

Summary of Changes in Provisions

26.5.1 Indirect taxes

	December 31,		December 31,		December 31,
	2020		2019		2018
Balance at beginning of the period	Ps.	5,062	Ps.	5,421	Ps.	6,836
Penalties and other charges		—		1		123
New contingencies		489		486		178
Contingencies added in business combination		—		—		104
Cancellation and expiration		(153)		(247)		106
Payments		(218)		(174)		(112)
Reversal of indemnifiable items (1)		(1,177)		—		—
Effects of changes in foreign exchange rates		(850)		(425)		(951)
Effects due to derecognition of Philippines		—		—		(863)
Balance at end of the period	Ps.	3,153	Ps.	5,062	Ps.	5,421
(1)	This amount includes Ps. 899 of certain tax contingencies that expired and are payable to the former shareholders of Spaipa (acquired in 2013).

26.5.2 Labor

	December 31,		December 31,		December 31,
	2020		2019		2018
Balance at beginning of the period	Ps.	2,455	Ps.	2,601	Ps.	2,723
Penalties and other charges		233		293		310
New contingencies		249		521		330
Contingencies added in business combination		—		44		289
Cancellation and expiration		(61)		(283)		(133)
Payments		(592)		(500)		(193)
Effects of changes in foreign exchange rates		(427)		(221)		(725)
Balance at end of the period	Ps.	1,857	Ps.	2,455	Ps.	2,601

26.5.3 Legal

	December 31,		December 31,		December 31,
	2020		2019		2018
Balance at beginning of the period	Ps.	1,337	Ps.	1,906	Ps.	3,296
Penalties and other charges		8		94		86
New contingencies		362		213		72
Contingencies added in business combination		—		77		67
Cancellation and expiration		(141)		(542)		(146)
Payments		(111)		(318)		(251)
Effects of changes in foreign exchange rates		(162)		(93)		(335)
Effects due to derecognition of Philippines		—		—		(883)
Balance at end of the period	Ps.	1,293	Ps.	1,337	Ps.	1,906